Supplemental Guarantor Financial Information - Summary of Condensed Consolidating Statements of Operations and Comprehensive Loss (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Statement of Income Captions [Line Items]
Revenue	$ 193,043	$ 188,523	$ 182,431	$ 177,318	$ 171,936	$ 160,167	$ 151,992	$ 145,750	$ 741,315	$ 629,845	$ 520,296
Cost of revenue									425,035	381,488	350,103
Gross profit	84,692	77,750	77,494	76,344	69,666	62,751	59,381	56,559	316,280	248,357	170,193
Operating expense:
Sales & marketing									145,419	146,797	117,689
Engineering and development									26,707	19,549	23,205
General and administrative									90,968	69,533	92,347
Total operating expense									263,094	235,879	233,241
Income (loss) from operations	14,326	9,113	12,548	17,199	13,808	5,254	(1,085)	(5,499)	53,186	12,478	(63,048)
Interest expense and other income, net									52,974	57,083	98,327
Income (loss) before income taxes and equity earnings of unconsolidated entities									212	(44,605)	(161,375)
Income tax expense (benefit)									11,342	6,186	(3,596)
Loss before equity earnings of unconsolidated entities									(11,130)	(50,791)	(157,779)
Equity loss of unconsolidated entities, net of tax									14,640	61	2,067
Net loss									(25,770)	(50,852)	(159,846)
Net loss attributable to non-controlling interest										(8,017)	(659)
Net loss attributable to Endurance	$ (9,232)	$ (15,351)	$ (2,071)	$ 884	$ (2,204)	$ (7,898)	$ (13,448)	$ (19,285)	(25,770)	(42,835)	(159,187)
Comprehensive loss
Foreign currency translation adjustments									(1,281)	(462)	(55)
Unrealized gain on cash flow hedge									80
Total comprehensive loss									(26,971)	(43,297)	(159,242)
Parent [Member]
Operating expense:
Equity loss of unconsolidated entities, net of tax									26,176	42,835	159,187
Net loss									(26,176)	(42,835)	(159,187)
Net loss attributable to Endurance									(26,176)	(42,835)	(159,187)
Comprehensive loss
Total comprehensive loss									(26,176)	(42,835)	(159,187)
Issuer [Member]
Operating expense:
General and administrative									177	232	957
Total operating expense									177	232	957
Income (loss) from operations									(177)	(232)	(957)
Interest expense and other income, net									56,843	56,330	96,414
Income (loss) before income taxes and equity earnings of unconsolidated entities									(57,020)	(56,562)	(97,371)
Income tax expense (benefit)									10,320	6,163	(4,511)
Loss before equity earnings of unconsolidated entities									(67,340)	(62,725)	(92,860)
Equity loss of unconsolidated entities, net of tax									(41,164)	(19,890)	66,328
Net loss									(26,176)	(42,835)	(159,188)
Net loss attributable to Endurance									(26,176)	(42,835)	(159,188)
Comprehensive loss
Unrealized gain on cash flow hedge									80
Total comprehensive loss									(26,096)	(42,835)	(159,188)
Guarantor Subsidiaries [Member]
Condensed Statement of Income Captions [Line Items]
Revenue									628,266	559,434	511,270
Cost of revenue									349,059	327,225	343,852
Gross profit									279,207	232,209	167,418
Operating expense:
Sales & marketing									120,637	114,367	113,999
Engineering and development									23,019	16,805	22,598
General and administrative									80,548	61,291	89,306
Total operating expense									224,204	192,463	225,903
Income (loss) from operations									55,003	39,746	(58,485)
Interest expense and other income, net									(3,554)	829	1,930
Income (loss) before income taxes and equity earnings of unconsolidated entities									58,557	38,917	(60,415)
Income tax expense (benefit)									331	613	837
Loss before equity earnings of unconsolidated entities									58,226	38,304	(61,252)
Equity loss of unconsolidated entities, net of tax									17,063	26,500	5,734
Net loss									41,163	11,804	(66,986)
Net loss attributable to non-controlling interest										(8,017)	(659)
Net loss attributable to Endurance									41,163	19,821	(66,327)
Comprehensive loss
Total comprehensive loss									41,163	19,821	(66,327)
Non-Guarantor Subsidiaries [Member]
Condensed Statement of Income Captions [Line Items]
Revenue									113,766	70,990	9,026
Cost of revenue									77,177	54,500	6,251
Gross profit									36,589	16,490	2,775
Operating expense:
Sales & marketing									24,815	32,607	3,690
Engineering and development									3,688	2,744	607
General and administrative									10,132	8,010	2,084
Total operating expense									38,635	43,361	6,381
Income (loss) from operations									(2,046)	(26,871)	(3,606)
Interest expense and other income, net									(315)	(76)	(17)
Income (loss) before income taxes and equity earnings of unconsolidated entities									(1,731)	(26,795)	(3,589)
Income tax expense (benefit)									691	(590)	78
Loss before equity earnings of unconsolidated entities									(2,422)	(26,205)	(3,667)
Net loss									(2,422)	(26,205)	(3,667)
Net loss attributable to Endurance									(2,422)	(26,205)	(3,667)
Comprehensive loss
Foreign currency translation adjustments									(1,281)	(462)	(55)
Total comprehensive loss									(3,703)	(26,667)	(3,722)
Eliminations [Member]
Condensed Statement of Income Captions [Line Items]
Revenue									(717)	(579)
Cost of revenue									(1,201)	(237)
Gross profit									484	(342)
Operating expense:
Sales & marketing									(33)	(177)
General and administrative									111
Total operating expense									78	(177)
Income (loss) from operations									406	(165)
Income (loss) before income taxes and equity earnings of unconsolidated entities									406	(165)
Loss before equity earnings of unconsolidated entities									406	(165)
Equity loss of unconsolidated entities, net of tax									12,565	(49,384)	(229,182)
Net loss									(12,159)	49,219	229,182
Net loss attributable to Endurance									(12,159)	49,219	229,182
Comprehensive loss
Total comprehensive loss									$ (12,159)	$ 49,219	$ 229,182